Share-based Payments - Board LTIP share awards 2021 (Details) - Board LTIP 2021 - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Beginning balance	26,968	0
Change	(2,724)	26,968
End balance	24,244	26,968
Accumulated number of outstanding	24,244	26,968
Elmar Schnee [Member]
Share-Based Payments
Beginning balance	10,624	0
Change		10,624
End balance	10,624	10,624
Accumulated number of outstanding	10,624	10,624
Hilde Furberg [Member]
Share-Based Payments
Beginning balance	4,086	0
Change		4,086
End balance	4,086	4,086
Accumulated number of outstanding	4,086	4,086
Lennart Hansson [Member]
Share-Based Payments
Beginning balance	4,086	0
Change	(2,724)	4,086
End balance	1,362	4,086
Accumulated number of outstanding	1,362	4,086
Diane Parks [Member]
Share-Based Payments
Beginning balance	4,086	0
Change		4,086
End balance	4,086	4,086
Accumulated number of outstanding	4,086	4,086
Molly Henderson [Member]
Share-Based Payments
Beginning balance	4,086	0
Change		4,086
End balance	4,086	4,086
Accumulated number of outstanding	4,086	4,086